Related party disclosure - Summary of Transactions And Balances With Entities Under Joint Control (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)
Statement [Line Items]
Operation and maintenance expenses	₨ 7,498	$ 80	₨ 6,270	₨ 5,937
Capital Creditors	44,176		32,545		$ 471
Fluence India ReNew JV Private Limited | Joint control
Statement [Line Items]
Purchase of capital goods	₨ 66	$ 1	71	2,060
Capital Creditors			₨ 168	₨ 247